Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II
II-VI INCORPORATED AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
YEARS ENDED JUNE 30, 2019, 2018, AND 2017
(IN THOUSANDS OF DOLLARS)

	Balance at Beginning of Year	Charged to Expense	Charged to Other Accounts		Deduction from Reserves		Balance at End of Year
YEAR ENDED JUNE 30, 2019:
Allowance for doubtful accounts	$837	$548	$—		$(92)	(1)	$1,293
Warranty reserves	$4,679	$4,185	$—		$(4,386)		$4,478
Deferred tax asset valuation allowance	$21,797	$(1,607)	$—		$—		$20,190

YEAR ENDED JUNE 30, 2018:
Allowance for doubtful accounts	$1,314	$(129)	$—		$(348)	(1)	$837
Warranty reserves	$4,546	$3,821	$—		$(3,688)		$4,679
Deferred tax asset valuation allowance	$42,562	$(4,602)	$(16,163)	(2)	$—		$21,797

YEAR ENDED JUNE 30, 2017:
Allowance for doubtful accounts	$2,016	$(134)	$—		$(568)	(1)	$1,314
Warranty reserves	$3,908	$4,850	$—		$(4,212)		$4,546
Deferred tax asset valuation allowance	$42,641	$(79)	$—		$—		$42,562

(1)Primarily relates to write-offs of accounts receivable.
(2)Primarily relates to the Company’s deferred taxes on the conversion feature of the convertible debt.